Employee benefits	12 Months Ended
Sep. 30, 2018
Employee Benefits [Abstract]
Employee benefits
Employee benefits
The Company operates various post-employment plans, including defined benefit and defined contribution pension plans as well as other benefit plans for its employees.
DEFINED BENEFIT PLANS
The Company operates defined benefit pension plans primarily for the benefit of employees in the U.K., Germany and France, with smaller plans in other countries. The benefits are based on pensionable salary and years of service. The U.K. and Germany plans are funded with assets held in separate funds. The France plan is unfunded.
The defined benefit plans expose the Company to interest risk, inflation risk, longevity risk, currency risk and market investment risk.

16.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
The following description focuses mainly on plans registered in the U.K., Germany and France:
U.K.
In the U.K., the Company has three defined benefit pension plans, the CMG U.K. Pension Scheme, the Logica U.K. Pension & Life Assurance Scheme and the Logica Defined Benefit Pension Plan.
The CMG U.K. Pension Scheme is closed to new members and is closed to further accrual of rights for existing members. The Logica U.K. Pension & Life Assurance Scheme is still open but only for employees who come from the civil service with protected pensions. The Logica Defined Benefit Pension Plan was created to mirror the Electricity Supply Pension Scheme and was created for employees that worked for National Grid and Welsh Water with protected benefits.
Both the Logica U.K. Pension & Life Assurance Scheme and the Logica Defined Benefit Pension Plan are employer and employee based contribution plans.
The trustees are the custodians of the defined benefit pension plans and are responsible for the plan administration, including investment strategies. The trustees review periodically the investment and the asset allocation policies. As such, the CMG U.K. Pension Scheme policy is to target an allocation of 33% to return-seeking assets such as equities and 67% towards a mixture of assets such as bonds and liability-driven investments such as investment funds; the Logica U.K. Pension & Life Assurance Scheme policy is to invest 20% of the scheme assets in equities and 80% in bonds; and the Logica Defined Benefit Pension Plan policy is to invest 30% of the plan assets in equities and 70% in bonds.
The U.K. Pensions Act 2004 requires that full formal actuarial valuations are carried out at least every three years to determine the contributions that the Company should pay in order for the plan to meet its statutory objective, taking into account the assets already held. In the interim years, the trustees need to obtain estimated funding updates unless the scheme has less than 100 members in total.
The latest funding actuarial valuations of the three defined benefit pension plans described above are being performed as at September 2018 and the results are expected to be available by the end of the 2019 calendar year. In the meantime, in line with the last funding actuarial valuations, the Company continues to contribute to the CMG U.K. Pension Scheme and to the Logica Defined Benefit Pension plan with quarterly payments of $3,867,000 and monthly payments of $155,000 respectively to ensure that their funding objectives are met and quarterly payments of $304,000 and monthly payments of $10,000 respectively to cover administration expenses.
Germany
In Germany, the Company has numerous defined benefit pension plans which are all closed to new members. In the majority of the plans, upon retirement of employees, the benefits are in the form of a monthly pension and in a few plans, the employees receive an indemnity in the form of a lump-sum payment. About one third of the plans are bound by the former Works Council agreements. There are no mandatory funding requirements. The plans are funded by the contributions made by the Company. In some plans, insurance policies are taken out to fund retirement benefit plans. These do not qualify as plan assets and are presented as reimbursement rights, unless they are part of a reinsured support fund or are pledged to the employees.
France
In France, the retirement indemnities are provided in accordance with the Labour Code. Upon retirement, employees receive an indemnity, depending on the salary and seniority in the Company, in the form of a lump-sum payment.

16.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
The following tables present amounts for post-employment benefits plans included in the consolidated balance sheets:

As at September 30, 2018	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Defined benefit obligations	(760,244)	(89,959)	(55,276)	(58,594)	(964,073)
Fair value of plan assets	787,550	13,250	—	21,421	822,221
	27,306	(76,709)	(55,276)	(37,173)	(141,852)
Fair value of reimbursement rights	—	23,170	—	1,482	24,652
Net asset (liability) recognized in the balance sheet	27,306	(53,539)	(55,276)	(35,691)	(117,200)
Presented as:
Other long-term assets (Note 9)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	23,170	—	1,482	24,652
Retirement benefits assets	27,306	—	—	176	27,482
Retirement benefits obligations	—	(76,709)	(55,276)	(37,349)	(169,334)
	27,306	(53,539)	(55,276)	(35,691)	(117,200)

As at September 30, 2017	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Defined benefit obligations	(792,216)	(87,995)	(52,546)	(58,933)	(991,690)
Fair value of plan assets	763,859	12,088	—	25,074	801,021
	(28,357)	(75,907)	(52,546)	(33,859)	(190,669)
Fair value of reimbursement rights	—	22,863	—	1,082	23,945
Net liability recognized in the balance sheet	(28,357)	(53,044)	(52,546)	(32,777)	(166,724)
Presented as:
Other long-term assets (Note 9)
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights	—	22,863	—	1,082	23,945
Retirement benefits assets	11,316	—	—	307	11,623
Retirement benefits obligations	(39,673)	(75,907)	(52,546)	(34,166)	(202,292)
	(28,357)	(53,044)	(52,546)	(32,777)	(166,724)

16.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Defined benefit obligations	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2017	792,216	87,995	52,546	58,933	991,690
Current service cost	1,383	741	4,536	5,081	11,741
Interest cost	21,492	1,557	950	2,983	26,982
Past service cost	—	—	—	2,166	2,166
Actuarial (gains) losses due to change in financial assumptions[1]	(28,091)	242	328	(3,977)	(31,498)
Actuarial gains due to change in demographic assumptions[1]	(3,853)	—	(4,637)	(357)	(8,847)
Actuarial losses due to experience[1]	3,116	541	1,206	3,504	8,367
Plan participant contributions	192	—	—	—	192
Benefits paid from the plan	(31,907)	(171)	—	(5,267)	(37,345)
Benefits paid directly by employer	—	(2,611)	(507)	(834)	(3,952)
Foreign currency translation adjustment[1]	5,696	1,665	854	(3,638)	4,577
As at September 30, 2018	760,244	89,959	55,276	58,594	964,073
Defined benefit obligations of unfunded plans	—	—	55,276	32,749	88,025
Defined benefit obligations of funded plans	760,244	89,959	—	25,845	876,048
As at September 30, 2018	760,244	89,959	55,276	58,594	964,073

Defined benefit obligations	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2016	814,156	97,392	58,565	60,041	1,030,154
Obligations extinguished on settlements	—	—	—	(1,029)	(1,029)
Current service cost	1,552	878	4,906	4,735	12,071
Interest cost	18,147	982	599	2,778	22,506
Actuarial gains due to change in financial assumptions[1]	(22,195)	(9,055)	(8,625)	(1,884)	(41,759)
Actuarial gains due to change in demographic assumptions[1]	(12,043)	—	(2,395)	(626)	(15,064)
Actuarial losses (gains) due to experience[1]	25,041	422	(209)	339	25,593
Plan participant contributions	113	—	—	—	113
Benefits paid from the plan	(18,065)	(1,033)	—	(3,377)	(22,475)
Benefits paid directly by employer	—	(1,634)	(305)	(708)	(2,647)
Foreign currency translation adjustment[1]	(14,490)	43	10	(1,336)	(15,773)
As at September 30, 2017	792,216	87,995	52,546	58,933	991,690
Defined benefit obligations of unfunded plans	—	—	52,546	33,353	85,899
Defined benefit obligations of funded plans	792,216	87,995	—	25,580	905,791
As at September 30, 2017	792,216	87,995	52,546	58,933	991,690

[1]	Amounts recognized in other comprehensive income.

16.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)

Plan assets and reimbursement rights	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2017	763,859	34,951	—	26,156	824,966
Interest income on plan assets	20,915	626	—	1,824	23,365
Employer contributions	20,152	2,283	507	1,145	24,087
Return on assets excluding interest income[1]	12,981	226	—	1,826	15,033
Plan participants contributions	192	—	—	—	192
Benefits paid from the plan	(31,907)	(171)	—	(5,267)	(37,345)
Benefits paid directly by employer	—	(2,611)	(507)	(834)	(3,952)
Administration expenses paid from the plan	(1,964)	—	—	(173)	(2,137)
Foreign currency translation adjustment[1]	3,322	1,116	—	(1,774)	2,664
As at September 30, 2018	787,550	36,420	—	22,903	846,873
Plan assets	787,550	13,250	—	21,421	822,221
Reimbursement rights	—	23,170	—	1,482	24,652
As at September 30, 2018	787,550	36,420	—	22,903	846,873

Plan assets and reimbursement rights	U.K.	Germany	France	Other	Total
	$	$	$	$	$
As at September 30, 2016	792,665	35,672	—	18,741	847,078
Assets distributed on settlements	—	—	—	(449)	(449)
Interest income on plan assets	17,628	364	—	1,157	19,149
Employer contributions	17,651	1,411	305	11,482	30,849
Return on assets excluding interest income[1]	(29,635)	380	—	532	(28,723)
Plan participants contributions	113	—	—	—	113
Benefits paid from the plan	(18,065)	(1,033)	—	(3,377)	(22,475)
Benefits paid directly by employer	—	(1,634)	(305)	(708)	(2,647)
Administration expenses paid from the plan	(2,108)	—	—	(113)	(2,221)
Foreign currency translation adjustment[1]	(14,390)	(209)	—	(1,109)	(15,708)
As at September 30, 2017	763,859	34,951	—	26,156	824,966
Plan assets	763,859	12,088	—	25,074	801,021
Reimbursement rights	—	22,863	—	1,082	23,945
As at September 30, 2017	763,859	34,951	—	26,156	824,966

[1]	Amounts recognized in other comprehensive income.

16.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
The plan assets at the end of the years consist of:

As at September 30, 2018	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Quoted equities	339,915	—	—	—	339,915
Quoted bonds	198,541	—	—	79	198,620
Property	34,399	—	—	—	34,399
Cash	17,178	—	—	107	17,285
Other[1]	197,517	13,250	—	21,235	232,002
	787,550	13,250	—	21,421	822,221

As at September 30, 2017	U.K.	Germany	France	Other	Total
	$	$	$	$	$
Quoted equities	233,871	—	—	—	233,871
Quoted bonds	183,729	—	—	123	183,852
Property	32,353	—	—	—	32,353
Cash	75,044	—	—	51	75,095
Other[1]	238,862	12,088	—	24,900	275,850
	763,859	12,088	—	25,074	801,021

[1]	Other is mainly composed of various insurance policies and quoted investment funds to cover some of the defined benefit obligations.

Plan assets do not include any shares of the Company, property occupied by the Company or any other assets used by the Company.
The following table summarizes the expense[1] recognized in the consolidated statements of earnings:

	Year ended September 30
	2018	2017
	$	$
Current service cost	11,741	12,071
Settlement gain	—	(580)
Past service cost	2,166	—
Net interest on net defined benefit obligations or assets	3,617	3,357
Administration expenses	2,137	2,221
	19,661	17,069

[1]
The expense was presented as costs of services, selling and administrative for an amount of $13,907,000 and as net finance costs for an amount of $5,754,000 (Note 25) ($11,491,000 and $5,578,000, respectively for the year ended September 30, 2017).

16.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
Actuarial assumptions
The following are the principal actuarial assumptions (expressed as weighted averages). The assumed discount rates, future salary and pension increases, inflation rates and mortality all have a significant effect on the accounting valuation.

As at September 30, 2018	U.K.	Germany	France	Other
	%	%	%	%
Discount rate	2.83	1.73	1.73	4.76
Future salary increases	3.40	2.50	3.29	1.30
Future pension increases	3.32	1.50	—	—
Inflation rate	3.40	2.00	2.00	2.78

As at September 30, 2017	U.K.	Germany	France	Other
	%	%	%	%
Discount rate	2.69	1.75	1.75	4.50
Future salary increases	3.48	2.50	2.86	1.96
Future pension increases	3.38	1.50	—	—
Inflation rate	3.48	2.00	2.00	2.85

The average longevity over 65 of a member presently at age 45 and 65 are as follows:

As at September 30, 2018	U.K.	Germany
	(in years)
Longevity at age 65 for current members
Males	21.9	20.0
Females	23.8	24.0
Longevity at age 45 for current members
Males	23.3	22.0
Females	25.4	26.0

As at September 30, 2017	U.K.	Germany
	(in years)
Longevity at age 65 for current members
Males	22.1	20.0
Females	23.9	24.0
Longevity at age 45 for current members
Males	23.5	22.0
Females	25.4	26.0

16.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
Actuarial assumptions (continued)
Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each country. Mortality assumptions for the most significant countries are based on the following post-retirement mortality tables for the year ended September 30, 2018: (1) U.K.: 100% S2PxA (year of birth) plus CMI_2017 projections with 1.25% p.a. minimum long term improvement rate, (2) Germany: Heubeck RT2005G and (3) France: INSEE TVTD 2011-2013.
The following tables show the sensitivity of the defined benefit obligations to changes in the principal actuarial assumptions:

As at September 30, 2018	U.K.	Germany	France
	$	$	$
Increase of 0.25% in the discount rate	(32,877)	(2,870)	(1,998)
Decrease of 0.25% in the discount rate	34,433	3,024	2,098
Salary increase of 0.25%	478	53	2,130
Salary decrease of 0.25%	(472)	(51)	(2,037)
Pension increase of 0.25%	16,567	1,330	—
Pension decrease of 0.25%	(16,157)	(1,276)	—
Increase of 0.25% in inflation rate	26,313	1,330	2,130
Decrease of 0.25% in inflation rate	(24,808)	(1,276)	(2,037)
Increase of one year in life expectancy	18,676	2,501	377
Decrease of one year in life expectancy	(18,590)	(2,237)	(400)

As at September 30, 2017	U.K.	Germany	France
	$	$	$
Increase of 0.25% in the discount rate	(34,430)	(2,922)	(2,065)
Decrease of 0.25% in the discount rate	36,668	3,081	2,174
Salary increase of 0.25%	582	56	2,208
Salary decrease of 0.25%	(575)	(55)	(2,105)
Pension increase of 0.25%	17,169	1,338	—
Pension decrease of 0.25%	(16,347)	(1,282)	—
Increase of 0.25% in inflation rate	27,484	1,338	2,208
Decrease of 0.25% in inflation rate	(26,022)	(1,282)	(2,105)
Increase of one year in life expectancy	22,051	2,442	378
Decrease of one year in life expectancy	(21,965)	(2,186)	(407)

The sensitivity analysis above has been based on a method that extrapolates the impact on the defined benefit obligations as a result of reasonable changes in key assumptions occurring at the end of the year.
The weighted average duration of the defined benefit obligations are as follows:

	Year ended September 30
	2018	2017
	(in years)
U.K.	18	19
Germany	14	14
France	15	16
Other	11	11

16.Employee benefits (continued)
DEFINED BENEFIT PLANS (CONTINUED)
The Company expects to contribute $24,243,000 to defined benefit plans during the next year, of which $20,151,000 relates to the U.K. plans, and $4,092,000 relates to the other plans. The contributions will include funding payments and new benefit accruals.
DEFINED CONTRIBUTION PLANS
The Company also operates defined contribution pension plans. In some countries, contributions are made into the state pension plans. The pension cost for defined contribution plans amounted to $233,376,000 in 2018 ($234,122,000 in 2017).
In addition, in Sweden, the Company contributes to a multi-employer plan, Alecta SE (Alecta) pension plan, which is a defined benefit pension plan. This pension plan is classified as a defined contribution plan as sufficient information is not available to use defined benefit accounting. Alecta lacks the possibility of establishing an exact distribution of assets and provisions to the respective employers. The Company’s proportion of the total contributions to the plan is 0.81% and the Company’s proportion of the total number of active members in the plan is 0.53%.
Alecta uses a collective funding ratio to determine the surplus or deficit in the pension plan. Any surplus or deficit in the plan will affect the amount of future contributions payable. The collective funding is the difference between Alecta’s assets and the commitments to the policy holders and insured individuals. The collective solvency is normally allowed to vary between 125% and 175%. As at September 30, 2018, Alecta collective funding ratio was 159% (158% in 2017). The plan expense was $36,645,000 in 2018 ($34,208,000 in 2017). The Company expects to contribute $28,575,000 to the plan during the next year.
OTHER BENEFIT PLANS
The Company maintains deferred compensation plans covering some of its U.S. and German management. Some of the plans include assets that will be used to fund the liabilities. As at September 30, 2018, the deferred compensation liability totaled $58,197,000 ($48,379,000 as at September 30, 2017) (Note 14) and the deferred compensation assets totaled $56,900,000 ($46,906,000 as at September 30, 2017) (Note 10).
For the deferred compensation plan in the U.S., a trust was established so that the plan assets could be segregated; however, the assets are subject to the Company’s general creditors in the case of bankruptcy. The assets composed of investments vary with employees’ contributions and changes in the value of the investments. The change in liabilities associated with the plan is equal to the change of the assets. The assets in the trust and the associated liabilities totaled $56,642,000 as at September 30, 2018 ($46,480,000 as at September 30, 2017).